United States Securities and Exchange Commission
Washington, DC 20549

Form N-PX

Annual Report of Proxy Voting Record of Registered Management Investment Company

Investment Company Act file number 811-23121

Clayton Street Trust
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado    80206
(Address of principal executive offices)   (Zip code)

Byron Hittle, 151 Detroit Street, Denver, Colorado  80206
(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 12/31

Date of reporting period: 07/01/21 - 06/30/22

Item 1. Proxy Voting Record.

========== Protective Life Dynamic Allocation Series - Conservative  ===========
==========                         Portfolio                         ===========


J.P. MORGAN EXCHANGE-TRADED FUND TRUST

Ticker:                      Security ID:  46641Q233
Meeting Date: OCT 27, 2021   Meeting Type: Special
Record Date:  AUG 20, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John F. Finn             For       For          Management
1.2   Elect Director Stephen P. Fisher        For       For          Management
1.3   Elect Director Gary L. French           For       For          Management
1.4   Elect Director Kathleen M. Gallagher    For       For          Management
1.5   Elect Director Robert J. Grassi         For       For          Management
1.6   Elect Director Frankie D. Hughes        For       For          Management
1.7   Elect Director Raymond Kanner           For       For          Management
1.8   Elect Director Thomas P. Lemke          For       For          Management
1.9   Elect Director Lawrence R. Maffia       For       For          Management
1.10  Elect Director Mary E. Martinez         For       For          Management
1.11  Elect Director Marilyn McCoy            For       For          Management
1.12  Elect Director Robert A. Oden, Jr.      For       For          Management
1.13  Elect Director Marian U. Pardo          For       For          Management
1.14  Elect Director Emily A. Youssouf        For       For          Management
1.15  Elect Director Robert F. Deutsch        For       For          Management
1.16  Elect Director Nina O. Shenker          For       For          Management




========= Protective Life Dynamic Allocation Series - Growth Portfolio =========


J.P. MORGAN EXCHANGE-TRADED FUND TRUST

Ticker:                      Security ID:  46641Q233
Meeting Date: OCT 27, 2021   Meeting Type: Special
Record Date:  AUG 20, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John F. Finn             For       For          Management
1.2   Elect Director Stephen P. Fisher        For       For          Management
1.3   Elect Director Gary L. French           For       For          Management
1.4   Elect Director Kathleen M. Gallagher    For       For          Management
1.5   Elect Director Robert J. Grassi         For       For          Management
1.6   Elect Director Frankie D. Hughes        For       For          Management
1.7   Elect Director Raymond Kanner           For       For          Management
1.8   Elect Director Thomas P. Lemke          For       For          Management
1.9   Elect Director Lawrence R. Maffia       For       For          Management
1.10  Elect Director Mary E. Martinez         For       For          Management
1.11  Elect Director Marilyn McCoy            For       For          Management
1.12  Elect Director Robert A. Oden, Jr.      For       For          Management
1.13  Elect Director Marian U. Pardo          For       For          Management
1.14  Elect Director Emily A. Youssouf        For       For          Management
1.15  Elect Director Robert F. Deutsch        For       For          Management
1.16  Elect Director Nina O. Shenker          For       For          Management




============ Protective Life Dynamic Allocation Series - Moderate  =============
============                       Portfolio                       =============


J.P. MORGAN EXCHANGE-TRADED FUND TRUST

Ticker:                      Security ID:  46641Q233
Meeting Date: OCT 27, 2021   Meeting Type: Special
Record Date:  AUG 20, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John F. Finn             For       For          Management
1.2   Elect Director Stephen P. Fisher        For       For          Management
1.3   Elect Director Gary L. French           For       For          Management
1.4   Elect Director Kathleen M. Gallagher    For       For          Management
1.5   Elect Director Robert J. Grassi         For       For          Management
1.6   Elect Director Frankie D. Hughes        For       For          Management
1.7   Elect Director Raymond Kanner           For       For          Management
1.8   Elect Director Thomas P. Lemke          For       For          Management
1.9   Elect Director Lawrence R. Maffia       For       For          Management
1.10  Elect Director Mary E. Martinez         For       For          Management
1.11  Elect Director Marilyn McCoy            For       For          Management
1.12  Elect Director Robert A. Oden, Jr.      For       For          Management
1.13  Elect Director Marian U. Pardo          For       For          Management
1.14  Elect Director Emily A. Youssouf        For       For          Management
1.15  Elect Director Robert F. Deutsch        For       For          Management
1.16  Elect Director Nina O. Shenker          For       For          Management

========== END NPX REPORT
--------------------------------------------------------------------------------

Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clayton Street Trust

By:/s/ Bruce L. Koepfgen
Bruce L. Koepfgen,
President and Chief Executive Officer of Clayton Street Trust
(Principal Executive Officer)

Date: August 30, 2022

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:/s/ Bruce L. Koepfgen
Bruce L. Koepfgen,
President and Chief Executive Officer of Clayton Street Trust
(Principal Executive Officer)

Date: August 30, 2022

By:/s/ Jesper Nergaard
Jesper Nergaard,
Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Clayton Street Trust (Principal Accounting Officer and Principal Financial Officer)

Date: August 30, 2022